Transfers of financial assets and variable interest entities	6 Months Ended
Jun. 30, 2017
Transfers of financial assets and variable interest entities
27 Transfers of financial assets and variable interest entities
In the normal course of business, the Group enters into transactions with, and makes use of, SPEs. An SPE is an entity in the form of a trust or other legal structure designed to fulfill a specific limited need of the company that organized it and is generally structured to isolate the SPE’s assets from creditors of other entities, including the Group. The principal uses of SPEs are to assist the Group and its clients in securitizing financial assets and creating investment products. The Group also uses SPEs for other client-driven activity, such as to facilitate financings, and Group tax or regulatory purposes.
Transfers of financial assets
Securitizations
The majority of the Group’s securitization activities involve mortgages and mortgage-related securities and are predominantly transacted using SPEs. In a typical securitization, the SPE purchases assets financed by proceeds received from the SPE’s issuance of debt and equity instruments, certificates, commercial paper (CP) and other notes of indebtedness. These assets and liabilities are recorded on the balance sheet of the SPE and not reflected on the Group’s consolidated balance sheet, unless either the Group sold the assets to the entity and the accounting requirements for sale were not met or the Group consolidates the SPE.
The Group purchases commercial and residential mortgages for the purpose of securitization and sells these mortgage loans to SPEs. These SPEs issue commercial mortgage-backed securities (CMBS), RMBS and asset-backed securities (ABS) that are collateralized by the assets transferred to the SPE and that pay a return based on the returns on those assets. Investors in these mortgage-backed securities or ABS typically have recourse to the assets in the SPEs, unless a third-party guarantee has been received to further enhance the creditworthiness of the assets. The investors and the SPEs have no recourse to the Group’s assets. The Group is typically an underwriter of, and makes a market in, these securities.
The Group also transacts in re-securitizations of previously issued RMBS securities. Typically, certificates issued out of an existing securitization vehicle are sold into a newly created and separate securitization vehicle. Often, these re-securitizations are initiated in order to repackage an existing security to give the investor a higher rated tranche.
The Group also uses SPEs for other asset-backed financings relating to client-driven activity and for Group tax or regulatory purposes. Types of structures included in this category include managed collateralized loan obligations (CLOs), CLOs, leveraged finance, repack and other types of transactions, including life insurance structures, emerging market structures set up for financing, loan participation or loan origination purposes, and other alternative structures created for the purpose of investing in venture capital-like investments. CLOs are collateralized by loans transferred to the CLO vehicle and pay a return based on the returns on the loans. Leveraged finance structures are used to assist in the syndication of certain loans held by the Group, while repack structures are designed to give a client collateralized exposure to specific cash flows or credit risk backed by collateral purchased from the Group. In these asset-backed financing structures investors typically only have recourse to the collateral of the SPE and do not have recourse to the Group’s assets.
When the Group transfers assets into an SPE, it must assess whether that transfer is accounted for as a sale of the assets. Transfers of assets may not meet sale requirements if the assets have not been legally isolated from the Group and/or if the Group’s continuing involvement is deemed to give it effective control over the assets. If the transfer is not deemed a sale, it is instead accounted for as a secured borrowing, with the transferred assets as collateral.
Gains and losses on securitization transactions depend, in part, on the carrying values of mortgages and loans involved in the transfer and are allocated between the assets sold and any beneficial interests retained according to the relative fair values at the date of sale.
The Group does not retain material servicing responsibilities from securitization activities.
The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M17 and 6M16 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Group and the SPEs used in any securitizations in which the Group maintained continuing involvement from the time of the transaction, regardless of when the securitization occurred.
Securitizations
in	6M17	6M16
Gains and cash flows (CHF million)
CMBS
Net gain [1]	34	2
Proceeds from transfer of assets	2,917	3,148
Cash received on interests that continue to be held	18	35
RMBS
Net gain/(loss) [1]	6	(1)
Proceeds from transfer of assets	5,807	4,898
Servicing fees	1	2
Cash received on interests that continue to be held	146	262
Other asset-backed financings
Net gain [1]	24	17
Proceeds from transfer of assets	3,404	1,305
Fees [2]	56	61
Cash received on interests that continue to be held	1	1
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.
Continuing involvement in transferred financial assets
The Group may have continuing involvement in the financial assets that are transferred to an SPE which may take several forms, including, but not limited to, servicing, recourse and guarantee arrangements, agreements to purchase or redeem transferred assets, derivative instruments, pledges of collateral and beneficial interests in the transferred assets.
> Refer to “Transfer of financial assets” in V – Consolidated financial statements – Credit Suisse Group – Note 34 – Transfer of financial assets and variable interest entities in the Credit Suisse Annual Report 2016 for a detailed description of continuing involvement in transferred financial assets.
The following table provides the outstanding principal balance of assets to which the Group continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 2Q17 and 4Q16, regardless of when the transfer of assets occurred.
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2Q17	4Q16
CHF million
CMBS
Principal amount outstanding	26,521	28,779
Total assets of SPE	38,616	40,234
RMBS
Principal amount outstanding	33,811	38,319
Total assets of SPE	35,000	39,680
Other asset-backed financings
Principal amount outstanding	19,806	19,777
Total assets of SPE	36,004	36,049
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.
Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Group may utilize to hedge the inherent risks.
Key economic assumptions at the time of transfer
> Refer to “Note 28 – Financial instruments” for information on fair value hierarchy levels.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	6M17							6M16
			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			60				637			42				1,300
of which level 2			60				538			42				1,228
of which level 3			0				99			0				71
Weighted-average life, in years			7.7				9.5			10.7				6.7
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	6.7	–	16.8			–	[2]	8.1	–	24.4
Cash flow discount rate (rate per annum), in % [3]	2.9	–	3.0		2.3	–	11.7	2.4	–	4.9		1.4	–	18.6
Expected credit losses (rate per annum), in %	0.0	–	0.0		3.2	–	3.7	0.0	–	0.0		0.0	–	0.0
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
Key economic assumptions as of the reporting date
The following table provides the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 2Q17 and 4Q16.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	2Q17											4Q16
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			220				1,441			471				258				1,851			443
of which non-investment grade			106				367			31				70				523			32
Weighted-average life, in years			6.3				8.0			6.0				7.2				8.1			5.6
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	21.4			–				–		2.0	–	26.9			–
Impact on fair value from 10% adverse change			–				(34.1)			–				–				(28.7)			–
Impact on fair value from 20% adverse change			–				(67.2)			–				–				(55.9)			–
Cash flow discount rate (rate per annum), in % [4]	1.2	–	13.2		1.9	–	37.0	1.1	–	21.2		2.3	–	28.8		1.7	–	47.2	0.8	–	21.2
Impact on fair value from 10% adverse change			(5.0)				(38.5)			(8.9)				(6.0)				(48.1)			(8.3)
Impact on fair value from 20% adverse change			(9.7)				(74.8)			(17.5)				(11.7)				(93.5)			(16.4)
Expected credit losses (rate per annum), in %	0.3	–	10.4		0.8	–	35.8	0.8	–	21.2		0.7	–	28.0		0.9	–	44.9	0.9	–	21.2
Impact on fair value from 10% adverse change			(3.2)				(22.1)			(5.0)				(3.5)				(27.3)			(5.1)
Impact on fair value from 20% adverse change			(6.3)				(43.3)			(10.0)				(6.9)				(53.3)			(10.0)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs and CLOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
These sensitivities are hypothetical and do not reflect economic hedging activities. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value of the beneficial interests is calculated without changing any other assumption. In practice, changes in one assumption may result in changes in other assumptions (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.
Transfers of financial assets where sale treatment was not achieved
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 2Q17 and 4Q16.
> Refer to “Note 29 – Assets pledged and collateral” for further information.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2Q17	4Q16
CHF million
Other asset-backed financings
Trading assets	396	240
Other assets	0	12
Liability to SPE, included in Other liabilities	(396)	(252)
Transfers of financial assets accounted for as a sale
US GAAP requires the disclosure of a transaction accounted for as a sale that comprises both of the following: a transfer of financial assets to a transferee and an agreement entered into in contemplation of the initial transfer with the transferee that results in the transferor retaining substantially all of the exposure to the economic return on the transferred financial asset throughout the term of the transaction. In the ordinary course of business, the Group transfers a financial asset accounted for as a sale and, in some instances, enters into an agreement in contemplation of that initial transfer with the same counterparty to retain substantially all of the economics of that transferred financial asset. As of the end of 2Q17 and 4Q16, the Group had agreements in the form of longevity swaps on life insurance policies.
The following table presents information about the transfers of financial assets accounted for as sales with agreements that result in the Group retaining substantially all of the exposure to the economic return on the transferred assets at the date of sale and remain outstanding as of the end of 2Q17 and 4Q16, respectively, gross cash proceeds received for assets derecognized at the date of sale and the fair values of transferred assets and the aforementioned agreements as of the end of 2Q17 and 4Q16.
Transfer of financial assets accounted for as sales – by transaction type
	at date of derecognition		end of
	Carrying amount derecognized	Gross cash proceeds received for assets derecognized	Fair value of transferred assets	Gross derivative assets recorded	[1]	Gross derivative liabilities recorded	[1]
2Q17 (CHF million)
Sales with longevity swaps	259	319	353	522		–
Total transactions outstanding	259	319	353	522	[2]	0
4Q16 (CHF million)
Sales with longevity swaps	277	340	374	556		–
Total transactions outstanding	277	340	374	556	[3]	0
1 Balances presented on a gross basis, before application of counterparty and cash collateral netting.
2 As of the end of 2Q17, gross derivative assets of CHF 522 million were included in other products, as disclosed in Note 25 – Derivatives and hedging activities.
3 As of the end of 4Q16, gross derivative assets of CHF 556 million were included in other products, as disclosed in Note 25 – Derivatives and hedging activities.
Securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings
For securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings, US GAAP requires the disclosure of the collateral pledged and the associated risks to which a transferor continues to be exposed after the transfer. This provides an understanding of the nature and risks of short-term collateralized financing obtained through these types of transactions.
Securities sold under repurchase agreements and securities lending transactions represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activities. These transactions are collateralized principally by government debt securities, corporate debt securities, asset-backed securities, equity securities and other collateral and have terms ranging from on demand to a longer period of time.
In the event of the Group’s default or a decline in fair value of collateral pledged, the repurchase agreement or security lending transaction provides the counterparty with the right to liquidate the collateral held or request additional collateral.
The following tables provide the gross obligation relating to securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral by the class of collateral pledged and by remaining contractual maturity as of the end of 2Q17 and 4Q16.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2Q17	4Q16
CHF billion
Government debt securities	27.1	29.4
Corporate debt securities	15.3	13.9
Asset-backed securities	8.7	10.3
Equity securities	0.5	1.1
Other	0.6	0.3
Securities sold under repurchase agreements	52.2	55.0
Government debt securities	3.1	2.5
Corporate debt securities	0.4	0.5
Equity securities	6.0	6.0
Other	0.3	0.4
Securities lending transactions	9.8	9.4
Government debt securities	3.6	0.7
Corporate debt securities	0.6	0.4
Equity securities	29.2	31.5
Obligation to return securities received as collateral, at fair value	33.4	32.6
Total	95.4	97.0
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31–90 days	More than 90 days	Total
2Q17 (CHF billion)
Securities sold under repurchase agreements	8.7		27.9		4.7	10.9	52.2
Securities lending transactions	6.4		3.2		0.0	0.2	9.8
Obligation to return securities received as collateral, at fair value	32.8		0.1		0.3	0.2	33.4
Total	47.9		31.2		5.0	11.3	95.4
4Q16 (CHF billion)
Securities sold under repurchase agreements	6.8		31.9		8.4	7.9	55.0
Securities lending transactions	6.7		2.4		0.0	0.3	9.4
Obligation to return securities received as collateral, at fair value	32.2		0.4		0.0	0.0	32.6
Total	45.7		34.7		8.4	8.2	97.0
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.
> Refer to “Note 21 – Offsetting of financial assets and financial liabilities” for further information on the gross amount of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral and the net amounts disclosed in the consolidated balance sheets.
Variable interest entities
As a normal part of its business, the Group engages in various transactions that include entities that are considered variable interest entities (VIEs) and are grouped into three primary categories: CDO/CLOs, CP conduits and financial intermediation.
> Refer to “Variable interest entities” in V – Consolidated financial statements – Credit Suisse Group – Note 34 – Transfer of financial assets and variable interest entities in the Credit Suisse Annual Report 2016 for a detailed description of VIEs, CDO/CLOs, CP conduit or financial intermediation.
Collateralized debt and loan obligations
The Group engages in CDO/CLO transactions to meet client and investor needs, earn fees and sell financial assets. The Group may act as underwriter, placement agent or asset manager and may warehouse assets prior to the closing of a transaction.
Commercial paper conduit
In 2Q16, the Group established Alpine Securitization Ltd (Alpine), a multi-seller asset-backed CP conduit used for client and Group financing purposes. The Group acts as the administrator and provider of liquidity and credit enhancement facilities for Alpine. Alpine discloses to CP investors certain portfolio and asset data and submits its portfolio to rating agencies for public ratings. This CP conduit purchases assets such as loans and receivables or enters into reverse repurchase agreements and finances such activities through the issuance of CP backed by these assets. The CP conduit can enter into liquidity facilities with third-party entities pursuant to which it may purchase assets from these entities to provide them with liquidity and credit support. The financing transactions are structured to provide credit support to the CP conduit in the form of over-collateralization and other asset-specific enhancements. Alpine is a separate legal entity that is wholly owned by the Group. However, its assets are available to satisfy only the claims of its creditors. In addition, the Group, as administrator and liquidity facility provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Group is deemed the primary beneficiary and consolidates this entity.
The overall average maturity of the conduit’s outstanding CP was approximately 144 days as of the end of 2Q17. Alpine was rated A-1(sf) by Standard & Poor’s and P-1(sf) by Moody’s and had exposures mainly in a reverse repurchase agreement, credit card receivables and car loans.
The Group’s commitment to this CP conduit consists of obligations under liquidity agreements. The liquidity agreements are asset-specific arrangements, which require the Group to purchase assets from the CP conduit in certain circumstances, including a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or, in some cases, a default of an underlying asset. The asset-specific credit enhancements provided by the client seller of the assets remain unchanged as a result of such a purchase. In entering into such agreements, the Group reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit.
The Group’s economic risks associated with the CP conduit are included in the Group’s risk management framework including counterparty, economic risk capital and scenario analysis.
Financial intermediation
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients.
Financial intermediation consists of securitizations, funds, loans and other vehicles.
Consolidated VIEs
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Group consolidates all VIEs related to financial intermediation for which it was the primary beneficiary.
The consolidated VIEs tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 2Q17 and 4Q16.
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2Q17 (CHF million)
Cash and due from banks	39	315	74	37	66	23	554
Trading assets	54	0	68	159	879	1,303	2,463
Investment securities	0	0	380	0	0	0	380
Other investments	0	0	0	385	1,264	301	1,950
Net loans	0	26	0	0	19	238	283
Premises and equipment	0	0	0	0	161	0	161
Other assets	522	6	1,132	30	69	1,366	3,125
of which loans held-for-sale	521	0	242	0	3	0	766
Total assets of consolidated VIEs	615	347	1,654	611	2,458	3,231	8,916
Trading liabilities	0	0	0	0	3	0	3
Long-term debt	152	0	963	5	49	30	1,199
Other liabilities	0	0	1	15	113	104	233
Total liabilities of consolidated VIEs	152	0	964	20	165	134	1,435
4Q16 (CHF million)
Cash and due from banks	43	1	41	52	50	182	369
Trading assets	0	0	0	478	933	1,333	2,744
Investment securities	0	0	511	0	0	0	511
Other investments	0	0	0	228	1,446	332	2,006
Net loans	0	0	0	0	30	254	284
Premises and equipment	0	0	0	0	199	0	199
Other assets	0	1	1,483	48	51	1,034	2,617
of which loans held-for-sale	0	0	415	0	7	0	422
Total assets of consolidated VIEs	43	2	2,035	806	2,709	3,135	8,730
Trading liabilities	0	0	0	0	18	0	18
Short-term borrowings	0	0	0	1	0	0	1
Long-term debt	54	0	1,639	7	57	2	1,759
Other liabilities	0	0	1	15	124	104	244
Total liabilities of consolidated VIEs	54	0	1,640	23	199	106	2,022
Non-consolidated VIEs
The non-consolidated VIEs tables provide the carrying amounts and classification of the assets and liabilities of variable interests recorded in the Group’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.
Certain VIEs have not been included in the following table, including VIEs structured by third parties in which the Group’s interest is in the form of securities held in the Group’s inventory, certain repurchase financings to funds and single-asset financing vehicles not sponsored by the Group to which the Group provides financing but has very little risk of loss due to over-collateralization and guarantees, failed sales where the Group does not have any other holdings and other entities out of scope.
> Refer to “Variable interest entities” in V – Consolidated financial statements – Credit Suisse Group – Note 34 – Transfer of financial assets and variable interest entities in the Credit Suisse Annual Report 2016 for further information on non-consolidated VIEs.
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans	Other	Total
2Q17 (CHF million)
Trading assets	456	3,564	958	240	1,730	6,948
Net loans	109	740	2,742	4,762	295	8,648
Other assets	6	10	15	2	453	486
Total variable interest assets	571	4,314	3,715	5,004	2,478	16,082
Maximum exposure to loss	571	6,636	3,752	8,521	3,212	22,692
Non-consolidated VIE assets	10,168	64,928	92,048	28,452	34,653	230,249
4Q16 (CHF million)
Trading assets	440	3,881	1,526	528	191	6,566
Net loans	4	105	2,007	4,634	608	7,358
Other assets	5	14	20	4	520	563
Total variable interest assets	449	4,000	3,553	5,166	1,319	14,487
Maximum exposure to loss	449	7,171	3,553	9,215	1,821	22,209
Non-consolidated VIE assets	9,774	65,820	68,546	32,651	37,087	213,878

Bank
Transfers of financial assets and variable interest entities
26 Transfers of financial assets and variable interest entities
> Refer to “Note 27 – Transfers of financial assets and variable interest entities in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q17 and “Note 33 – Transfers of financial assets and variable interest entities in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2016 for further information.
Transfers of financial assets
Securitizations
The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M17 and 6M16 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with cash flows between the Bank and the SPEs used in any securitizations in which the Bank maintained continuing involvement from the time of the transaction, regardless of when the securitization occurred.
Securitizations
in	6M17	6M16
Gains and cash flows (CHF million)
CMBS
Net gain [1]	34	2
Proceeds from transfer of assets	2,917	3,148
Cash received on interests that continue to be held	18	35
RMBS
Net gain/(loss) [1]	6	(1)
Proceeds from transfer of assets	5,807	4,898
Servicing fees	1	2
Cash received on interests that continue to be held	146	262
Other asset-backed financings
Net gain [1]	24	17
Proceeds from transfer of assets	3,404	1,305
Fees [2]	56	61
Cash received on interests that continue to be held	1	1
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.
Continuing involvement in transferred financial assets
The following table provides the outstanding principal balance of assets to which the Bank continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 6M17 and 2016, regardless of when the transfer of assets occurred.
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	6M17	2016
CHF million
CMBS
Principal amount outstanding	26,521	28,779
Total assets of SPE	38,616	40,234
RMBS
Principal amount outstanding	33,811	38,319
Total assets of SPE	35,000	39,680
Other asset-backed financings
Principal amount outstanding	19,806	19,777
Total assets of SPE	36,004	36,049
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.
Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Bank may utilize to hedge the inherent risks.
Key economic assumptions at the time of transfer
> Refer to “Note 27 – Financial instruments” for information on fair value hierarchy levels.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	6M17							6M16
			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			60				637			42				1,300
of which level 2			60				538			42				1,228
of which level 3			0				99			0				71
Weighted-average life, in years			7.7				9.5			10.7				6.7
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	6.7	–	16.8			–	[2]	8.1	–	24.4
Cash flow discount rate (rate per annum), in % [3]	2.9	–	3.0		2.3	–	11.7	2.4	–	4.9		1.4	–	18.6
Expected credit losses (rate per annum), in %	0.0	–	0.0		3.2	–	3.7	0.0	–	0.0		0.0	–	0.0
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
Key economic assumptions as of the reporting date
The following tables provide the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 6M17 and 2016.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	6M17											2016
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			220				1,441			471				258				1,851			443
of which non-investment grade			106				367			31				70				523			32
Weighted-average life, in years			6.3				8.0			6.0				7.2				8.1			5.6
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	21.4			–				–		2.0	–	26.9			–
Impact on fair value from 10% adverse change			–				(34.1)			–				–				(28.7)			–
Impact on fair value from 20% adverse change			–				(67.2)			–				–				(55.9)			–
Cash flow discount rate (rate per annum), in % [4]	1.2	–	13.2		1.9	–	37.0	1.1	–	21.2		2.3	–	28.8		1.7	–	47.2	0.8	–	21.2
Impact on fair value from 10% adverse change			(5.0)				(38.5)			(8.9)				(6.0)				(48.1)			(8.3)
Impact on fair value from 20% adverse change			(9.7)				(74.8)			(17.5)				(11.7)				(93.5)			(16.4)
Expected credit losses (rate per annum), in %	0.3	–	10.4		0.8	–	35.8	0.8	–	21.2		0.7	–	28.0		0.9	–	44.9	0.9	–	21.2
Impact on fair value from 10% adverse change			(3.2)				(22.1)			(5.0)				(3.5)				(27.3)			(5.1)
Impact on fair value from 20% adverse change			(6.3)				(43.3)			(10.0)				(6.9)				(53.3)			(10.0)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
Transfers of financial assets where sale treatment was not achieved
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 6M17 and 2016.
> Refer to “Note 28 – Assets pledged and collateral” for information on assets pledged or assigned.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	6M17	2016
CHF million
Other asset-backed financings
Trading assets	396	240
Other assets	0	12
Liability to SPE, included in Other liabilities	(396)	(252)
Transfers of financial assets accounted for as a sale
The following table presents information about the transfers of financial assets accounted for as sales with agreements that result in the Bank retaining substantially all of the exposure to the economic return on the transferred assets at the date of sale and remain outstanding as of the end of 6M17 and 2016, respectively, gross cash proceeds received for assets derecognized at the date of sale and the fair values of transferred assets and the aforementioned agreements as of the end of 6M17 and 2016.
Transfer of financial assets accounted for as sales – by transaction type
	at date of derecognition		end of
	Carrying amount derecognized	Gross cash proceeds received for assets derecognized	Fair value of transferred assets	Gross derivative assets recorded	[1]	Gross derivative liabilities recorded	[1]
6M17 (CHF million)
Sales with longevity swaps	259	319	353	522		–
Total transactions outstanding	259	319	353	522	[2]	0
2016 (CHF million)
Sales with longevity swaps	277	340	374	556		–
Total transactions outstanding	277	340	374	556	[3]	0
1 Balances presented on a gross basis, before application of counterparty and cash collateral netting.
2 As of the end of 6M17, gross derivative assets of CHF 522 million were included in other products, as disclosed in Note 24 – Derivatives and hedging activities.
3 As of the end of 2016, gross derivative assets of CHF 556 million were included in other products, as disclosed in Note 24 – Derivatives and hedging activities.
Securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings
The following tables provide the gross obligation relating to securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral by the class of collateral pledged and by remaining contractual maturity as of the end of 6M17 and 2016.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	6M17	2016
CHF billion
Government debt securities	27.1	29.7
Corporate debt securities	15.3	13.9
Asset-backed securities	8.7	10.3
Equity securities	0.5	1.1
Other	0.6	0.3
Securities sold under repurchase agreements	52.2	55.3
Government debt securities	3.1	2.5
Corporate debt securities	0.4	0.5
Equity securities	6.0	6.0
Other	0.3	0.4
Securities lending transactions	9.8	9.4
Government debt securities	3.6	0.7
Corporate debt securities	0.6	0.4
Equity securities	29.2	31.5
Obligation to return securities received as collateral, at fair value	33.4	32.6
Total	95.4	97.3
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
6M17 (CHF billion)
Securities sold under repurchase agreements	8.7		27.9		4.7	10.9	52.2
Securities lending transactions	6.4		3.2		0.0	0.2	9.8
Obligation to return securities received as collateral, at fair value	32.8		0.1		0.3	0.2	33.4
Total	47.9		31.2		5.0	11.3	95.4
2016 (CHF billion)
Securities sold under repurchase agreements	6.8		32.2		8.4	7.9	55.3
Securities lending transactions	6.7		2.4		0.0	0.3	9.4
Obligation to return securities received as collateral, at fair value	32.2		0.4		0.0	0.0	32.6
Total	45.7		35.0		8.4	8.2	97.3
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.
> Refer to “Note 20 – Offsetting of financial assets and financial liabilities” for further information on the gross amount of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral and the net amounts disclosed in the consolidated balance sheets.
Variable interest entities
Commercial paper conduit
In 2Q16, the Bank established Alpine Securitization Ltd (Alpine), a multi-seller asset-backed CP conduit used for client and Bank financing purposes. The Bank acts as the administrator and provider of liquidity and credit enhancement facilities for Alpine. Alpine discloses to CP investors certain portfolio and asset data and submits its portfolio to rating agencies for public ratings. This CP conduit purchases assets such as loans and receivables or enters into reverse repurchase agreements and finances such activities through the issuance of CP backed by these assets. The CP conduit can enter into liquidity facilities with third-party entities pursuant to which it may purchase assets from these entities to provide them with liquidity and credit support. The financing transactions are structured to provide credit support to the CP conduit in the form of over-collateralization and other asset-specific enhancements. Alpine is a separate legal entity that is wholly owned by the Bank. However, its assets are available to satisfy only the claims of its creditors. In addition, the Bank, as administrator and liquidity facility provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Bank is deemed the primary beneficiary and consolidates this entity.
The overall average maturity of the conduit’s outstanding CP was approximately 144 days as of the end of 6M17. Alpine was rated A-1(sf) by Standard & Poor’s and P-1(sf) by Moody’s and had exposures mainly in a reverse repurchase agreement, credit card receivables and car loans.
The Bank’s commitment to this CP conduit consists of obligations under liquidity agreements. The liquidity agreements are asset-specific arrangements, which require the Bank to purchase assets from the CP conduit in certain circumstances, including a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or, in some cases, a default of an underlying asset. The asset-specific credit enhancements provided by the client seller of the assets remain unchanged as a result of such a purchase. In entering into such agreements, the Bank reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit.
The Bank’s economic risks associated with the CP conduit are included in the Bank’s risk management framework including counterparty, economic risk capital and scenario analysis.
Consolidated VIEs
The consolidated variable interest entities (VIEs) tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 6M17 and 2016.
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
6M17 (CHF million)
Cash and due from banks	39	315	74	37	66	23	554
Trading assets	54	0	68	159	879	1,303	2,463
Investment securities	0	0	380	0	0	0	380
Other investments	0	0	0	385	1,264	301	1,950
Net loans	0	26	0	0	19	238	283
Premises and equipment	0	0	0	0	137	0	137
Other assets	522	6	1,132	30	67	1,367	3,124
of which loans held-for-sale	521	0	242	0	3	0	766
Total assets of consolidated VIEs	615	347	1,654	611	2,432	3,232	8,891
Trading liabilities	0	0	0	0	3	0	3
Long-term debt	152	0	963	5	49	30	1,199
Other liabilities	0	0	1	15	113	103	232
Total liabilities of consolidated VIEs	152	0	964	20	165	133	1,434
2016 (CHF million)
Cash and due from banks	43	1	41	52	50	182	369
Trading assets	0	0	0	478	933	1,333	2,744
Investment securities	0	0	511	0	0	0	511
Other investments	0	0	0	228	1,446	332	2,006
Net loans	0	0	0	0	30	254	284
Premises and equipment	0	0	0	0	173	0	173
Other assets	0	1	1,483	48	50	1,034	2,616
of which loans held-for-sale	0	0	415	0	7	0	422
Total assets of consolidated VIEs	43	2	2,035	806	2,682	3,135	8,703
Trading liabilities	0	0	0	0	18	0	18
Short-term borrowings	0	0	0	1	0	0	1
Long-term debt	54	0	1,639	7	57	2	1,759
Other liabilities	0	0	1	15	124	103	243
Total liabilities of consolidated VIEs	54	0	1,640	23	199	105	2,021
Non-consolidated VIEs
Non-consolidated VIE assets are related to the non-consolidated VIEs with which the Bank has variable interests. These amounts represent the assets of the entities themselves and are typically unrelated to the exposures the Bank has with the entity and thus are not amounts that are considered for risk management purposes.
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans	Other	Total
6M17 (CHF million)
Trading assets	456	3,564	958	240	1,730	6,948
Net loans	109	740	2,742	4,762	295	8,648
Other assets	6	10	1	2	453	472
Total variable interest assets	571	4,314	3,701	5,004	2,478	16,068
Maximum exposure to loss	571	6,636	3,738	8,521	3,213	22,679
Non-consolidated VIE assets	10,168	64,928	88,798	28,452	6,709	199,055
2016 (CHF million)
Trading assets	440	3,881	1,526	528	191	6,566
Net loans	4	105	2,007	4,634	608	7,358
Other assets	5	14	4	4	520	547
Total variable interest assets	449	4,000	3,537	5,166	1,319	14,471
Maximum exposure to loss	449	7,171	3,537	9,215	1,821	22,193
Non-consolidated VIE assets	9,774	65,820	65,057	32,651	6,756	180,058